Schedule of Investments (unaudited) April 30, 2021	BlackRock Future Innovators ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Communication Services — 2.6%
Kahoot! ASA(a)	39,122	$410,988
Vonage Holdings Corp.(a)	14,541	197,031

		608,019

Consumer Discretionary — 15.8%
Bright Horizons Family Solutions Inc.(a)	2,014	291,688
Chegg Inc.(a)	4,854	438,462
Fox Factory Holding Corp.(a)	3,944	604,339
Kambi Group PLC(a)	2,463	124,095
Leslie’s Inc.(a)	12,928	367,414
Penn National Gaming Inc.(a)	4,988	444,530
Planet Fitness Inc., Class A(a)	4,563	383,246
Vroom Inc.(a)(b)	16,410	759,291
Wingstop Inc.	2,221	351,828

		3,764,893

Consumer Staples — 4.7%
Celsius Holdings Inc.(a)	4,309	246,906
Freshpet Inc.(a)	3,891	719,134
Vital Farms Inc.(a)	5,966	145,093

		1,111,133

Health Care — 29.8%
10X Genomics Inc., Class A(a)	3,347	662,037
Adaptive Biotechnologies Corp.(a)	4,578	190,445
American Well Corp., Class A(a)	8,343	128,399
Bio-Techne Corp.	1,415	604,898
Certara Inc.(a)	11,836	376,503
Eargo Inc.(a)	9,406	538,400
Guardant Health Inc.(a)	3,058	486,161
Halozyme Therapeutics Inc.(a)(b)	8,474	423,276
Health Catalyst Inc.(a)	8,624	499,330
Hims & Hers Health Inc.(a)(b)	11,643	144,140
Inmode Ltd.(a)	3,054	263,652
Invitae Corp.(a)(b)	6,687	233,376
Masimo Corp.(a)	2,239	520,948
Natera Inc.(a)	2,324	255,687
Olink Holding AB(a)	4,941	173,923
Outset Medical Inc.(a)	6,266	375,459
Phreesia Inc.(a)	10,856	561,798
Repligen Corp.(a)	1,823	385,947
Seer Inc.(a)	4,837	246,348

		7,070,727

Industrials — 12.1%
Axon Enterprise Inc.(a)(b)	4,452	674,968
AZEK Co. Inc. (The)(a)(b)	10,678	515,534
Chart Industries Inc.(a)	2,650	425,669
HEICO Corp.	2,856	402,125
Mercury Systems Inc.(a)	2,210	166,280
Saia Inc.(a)	1,649	386,691
Shoals Technologies Group Inc., Class A(a)	9,539	305,916

		2,877,183

Information Technology — 30.7%
8x8 Inc.(a)	4,847	159,418

Security	Shares	Value

Information Technology (continued)
908 Devices Inc.(a)	7,759	$411,150
Avalara Inc.(a)	4,341	615,163
Bill.com Holdings Inc.(a)	2,814	435,129
Blackline Inc.(a)	2,735	317,424
Brooks Automation Inc.	3,001	304,091
Cree Inc.(a)	1,923	191,185
Entegris Inc.	5,458	614,462
Everbridge Inc.(a)	1,441	191,235
Five9 Inc.(a)	3,221	605,451
Globant SA(a)	1,723	394,877
Halma PLC	6,090	217,612
Lattice Semiconductor Corp.(a)	5,205	261,864
Lightspeed POS Inc.(a)	7,688	536,699
Monolithic Power Systems Inc	1,432	517,496
nCino Inc.(a)	5,252	343,428
Olo Inc., Class A(a)	1,765	50,938
Paylocity Holding Corp.(a)	2,689	519,622
Q2 Holdings Inc.(a)	970	100,899
Wix.com Ltd.(a)	1,600	508,608

		7,296,751

Materials — 2.7%
Amyris Inc.(a)	43,570	634,379

Real Estate — 1.4%
Innovative Industrial Properties Inc.	898	164,451
Rexford Industrial Realty Inc.	3,120	173,316

		337,767

Total Common Stocks — 99.8% (Cost: $21,442,702)		23,700,852

Short-Term Investments

Money Market Funds — 9.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(c)(d)(e)	2,181,110	2,182,200
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	50,000	50,000

		2,232,200

Total Short-Term Investments — 9.4% (Cost: $2,232,255)		2,232,200

Total Investments In Securities — 109.2% (Cost: $23,674,957)		25,933,052

Other Assets, Less Liabilities — (9.2)%		(2,182,723)

Net Assets — 100.0%		$23,750,329

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

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Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock Future Innovators ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 09/29/20	(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—		$2,182,256	(b)	$—	$(1)	$(55)	$2,182,200	2,181,110	$997	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—		50,000	(b)	—	—	—	50,000	50,000	6		—

						$(1)	$(55)	$2,232,200		$1,003		$—

(a)	The Fund commenced operations on September 29, 2020.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$23,700,852	$—	$—	$23,700,852
Money Market Funds	2,232,200	—	—	2,232,200

	$25,933,052	$—	$—	$25,933,052

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